Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Schedule of Information on Leases

The following represents information on leases as of and for the years ended December 31:

	2023	2022
Finance lease cost (including amortization of right-of use assets of $23,349 and $23,349 and interest on lease liabilities of $7,083 and $12,843 in 2023 and 2022, respectively)	$30,432	$36,192

Operating lease expense	208,856	101,399

Total lease cost	$239,288	$137,591
Other information
Weighted average remaining lease term (years) – finance	0.64	1.71
Weighted average remaining lease term (years) – operating	3.32	1.30
Weighted average discount rate - finance leases	11.90%	11.90%
Weighted average discount rate - operating leases	6.67%	6.67%

Schedule of Annual Undiscounted Cash Flows of The Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the lease liabilities as of March 31, 2024 (in thousands):

	Operating Leases	Finance Leases
Nine months ending December 31, 2024	$180	$24
Year ending December 31, 2025	217	1
Year ending December 31, 2026	159	-
Year ending December 31, 2027	117	-
Thereafter	10	-
Total undiscounted lease payments	683	25
Less: imputed interest	(63)	(1)
Total lease obligations	620	24
Less: current portion	(207)	(24)
Long-term lease obligations	$413	$-

The following is a maturity analysis of the annual undiscounted cash flows of the lease liabilities as of December 31, 2023:

	Operating Leases	Finance Leases
Year ending December 31, 2024	$258,395	$38,055
Year ending December 31, 2025	212,512	629
Year ending December 31, 2026	158,282	-
Year ending December 31, 2027	116,592	-
Thereafter	9,716	-
Total undiscounted lease payments	755,497	38,684
Less: imputed interest	(81,335)	(1,716)
Total lease obligations	674,162	36,968
Less: current portion	(213,526)	(36,344)
Long-term lease obligations	$460,636	$624